INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense

	For the years ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	8,533	(2,302)	(39,075)	(5,628)
PRC	(18,471)	(109,047)	(870,949)	(125,443)

	(9,938)	(111,349)	(910,024)	(131,071)

Schedule of income tax expense (benefit)
	For the years ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Current	11,837	2,665	1,104	159
Deferred	(14,934)	(25,279)	3,125	450

	(3,097)	(22,614)	4,229	609

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (benefit) expense

	For the years ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(9,938)	(111,349)	(910,024)	(131,071)

Income tax computed at PRC statutory tax rate of 25%	(2,485)	(27,838)	(227,506)	(32,768)
Preferential tax rates	2,192	3,335	68,787	9,907
International rate differences	2,169	(1,745)	(361)	(51)
Additional 50% tax deduction for qualified research and development expenses	(10,861)	(9,531)	(9,915)	(1,428)
Non-deductible expenses	8,629	18,564	25,611	3,688
Effect of changes in tax rates on deferred taxes	(5,575)	(1,406)	2,203	317
Changes in unrecognized tax benefits	616	(1,939)	(1,316)	(190)
Changes in the valuation allowance	1,980	(1,949)	146,726	21,134
Other permanent difference	238	(105)	—	—

Income tax expense (benefit)	(3,097)	(22,614)	4,229	609

Schedule of the components of deferred tax assets and liabilities

	For the years ended December 31,
	2015	2016
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	8,392	9,349	1,347
- Deferred government grant	2,454	1,950	281
- Accruals	7,077	6,764	974
Less: valuation allowance	—	(18,063)	(2,602)

Net current deferred tax assets	17,923	—	—

Non-current:
- Tax losses	8,112	55,122	7,938
- Property and equipment	2,093	2,451	353
- Deferred government grant	1,266	1,681	242
- Intangible assets	322	615	89
- Long-term investment impairment	—	900	130
- Impairment loss for long-lived assets	—	68,318	9,840
Less: valuation allowance	(425)	(129,087)	(18,592)

Net non-current deferred tax assets	11,368	—	—

Total Deferred tax assets	29,291	—	—

Schedule of roll-forward of accrued unrecognized tax benefits

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Balance—beginning	24,917	18,165	2,616
Increase based on tax positions related to the current year	321	—	—
Decrease of tax positions related to prior year	(2,260)	(1,420)	(205)
Reclassified as liabilities held for sale (Note 9)	(4,813)	—	—

Balance—ending	18,165	16,745	2,411